Financial Instruments - Schedule of Warrants Fair Value Using Black–Scholes OPM (Details) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 23, 2020	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Fair Value Using Black–Scholes OPM [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	122.01%	72.00%	72.00%
Risk-free interest rate (%)	0.38%	3.84%	4.00%
Underlying Share Price ($)	$ 11.18	$ 4.88	$ 19.66
Exercise price ($)	637	637	637
Warrants fair value ($)	$ 0.36	$ 0	$ 0